IMPAIRMENT - Schedule of impairment expense in cash generating units (CGUs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IMPAIRMENT
Impairment Expense	$ 182,842
Yaramoko
IMPAIRMENT
Carrying Value	199,652
Recoverable Amount	96,195
Impairment Expense	103,457
Lindero
IMPAIRMENT
Carrying Value	525,336
Recoverable Amount	455,180
Impairment Expense	70,156
San Jose
IMPAIRMENT
Carrying Value	128,349
Recoverable Amount	119,121
Impairment Expense	$ 9,229